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                             UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53202
                                  414/299-2200
                                Fax: 414/299-2466


July 9, 2007


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   The Giant 5 Funds
      (333-129930; 811-21836)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of the Giant 5 Funds (the "Trust"), a registered management investment company, that the form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 6 which was filed with the Commission on July 2, 2007 and which became effective on July 2, 2007.

Please do not hesitate to contact the undersigned at 414/299-2295 if you have any questions or comments concerning this filing.

Sincerely,


/s/ Constance Dye Shannon
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